Advances to suppliers net (Tables)	12 Months Ended
Sep. 30, 2025
Advances to suppliers net
Schedule of advances to suppliers
	As of	As of
	September 30,	September 30,
	2025	2024
Advances for raw materials purchase	$21,446,203	$28,400,856
Less: allowance for credit losses	-	(1,912,362)
Advances to suppliers, net	$21,446,203	$26,488,494

Schedule of movement of allowance for doubtful accounts
	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	$1,912,362	$54,217
Addition	-	1,807,897
Reversal	(1,860,686)	-
Translation adjustments	(51,676)	50,248
Balance as of end of year	-	$1,912,362